Other disclosures - Risk Management and Principal Risks	6 Months Ended
Jun. 30, 2018
Risk management and principal risks
Risk management and Principal Risks

Risk management and Principal Risks

The roles and responsibilities of the business groups, Risk and Compliance, in the management of risk in the firm are defined in the Enterprise Risk Management Framework. The purpose of the framework is to identify the Principal Risks of the firm, the process by which the Barclays Group sets its appetite for these risks in its business activities, and the consequent limits which it places on related risk taking. The framework identifies eight Principal Risks: Credit risk; Market risk; Treasury and Capital risk; Operational risk; Conduct risk; Reputation risk; Model risk; and Legal risk. Further detail on these risks and how they are managed is available in the Barclays PLC Annual Report 2017 or online at home.barclays/annualreport. There have been no significant changes to these Principal Risks in the period nor are any expected for the remaining six months of the financial year.

The following section gives an overview of Credit risk, Market risk, and Treasury and Capital risk for the period.

Barclays has adopted IFRS 9, Financial Instruments effective from 1 January 2018 which has resulted in key changes to the classification and measurement of financial assets, and the quantification of impairment allowances based on expected credit losses (ECLs). The impact of the transition from IAS 39, Financial Instruments: Recognition and Measurement to IFRS 9 was included in the transition disclosures published on 8 March 2018. The Barclays PLC IFRS 9 Transition Note can be accessed via Barclays PLC's website at home.barclays/results.

The disclosure of the accounting policies, key concepts and judgements used in the application of the expected loss methodology is included in Note 1, Basis of preparation on pages 55 to 60. Disclosures relating to the initial application of IFRS 9 and the impact of the transition from IAS 39 to IFRS 9 is included in Note 21, Transition disclosures on pages 90 to 92.

Loans and advances at amortised cost by stage

The table below presents an analysis of loans and advances at amortised cost by gross exposure, impairment allowance and coverage ratio by stage allocation and business segment as at 30 June 2018. Also included are off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage ratio.

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net exposure
As at 30.06.18	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	132,186	25,841	3,070	161,097	148	1,393	1,206	2,747	158,350
Barclays International	21,838	7,145	1,709	30,692	253	1,176	1,219	2,648	28,044
Head Office	6,774	734	944	8,452	11	56	299	366	8,086
Total Barclays Group retail	160,798	33,720	5,723	200,241	412	2,625	2,724	5,761	194,480
Barclays UK	23,759	3,861	1,215	28,835	21	66	143	230	28,605
Barclays International	87,161	9,703	1,468	98,332	122	262	495	879	97,453
Head Office	436	-	46	482	13	-	40	53	429
Total Barclays Group wholesale	111,356	13,564	2,729	127,649	156	328	678	1,162	126,487
Total loans and advances at amortised cost	272,154	47,284	8,452	327,890	568	2,953	3,402	6,923	320,967

Off-balance sheet loan commitments and financial guarantee contracts	-	-	-	332,539	-	-	-	289
Total[1]				660,429				7,212

	As at 30.06.18				Half year ended 30.06.18
	Coverage ratio				Loan impairment charge and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate[2]
	%	%	%	%	£m		bps
Barclays UK	0.1	5.4	39.3	1.7	360		45
Barclays International	1.2	16.5	71.3	8.6	339		223
Head Office	0.2	7.6	31.7	4.3	9		21
Total Barclays Group retail	0.3	7.8	47.6	2.9	708		71
Barclays UK	0.1	1.7	11.8	0.8	55		38
Barclays International	0.1	2.7	33.7	0.9	(177)		(36)
Head Office	3.0	-	87.0	11.0	(16)		(669)
Total Barclays Group wholesale	0.1	2.4	24.8	0.9	(138)		(22)
Total loans and advances at amortised cost	0.2	6.2	40.3	2.1	570		35

Other financial assets subject to impairment						1
Total						571

  Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn (1 January 2018: £128.1bn) and impairment allowance of £9m (1 January 2018: £9m).
  H118 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 01.01.18	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	129,837	25,798	3,152	158,787	142	1,310	1,142	2,594	156,193
Barclays International	22,427	7,051	1,466	30,944	292	1,298	1,080	2,670	28,274
Head Office	6,498	1,596	952	9,046	8	62	294	364	8,682
Total Barclays Group retail	158,762	34,445	5,570	198,777	442	2,670	2,516	5,628	193,149
Barclays UK	22,835	3,880	1,092	27,807	25	88	114	227	27,580
Barclays International	75,331	11,128	2,345	88,804	139	349	694	1,182	87,622
Head Office	8,689	139	74	8,902	2	5	58	65	8,837
Total Barclays Group wholesale	106,855	15,147	3,511	125,513	166	442	866	1,474	124,039
Total loans and advances at amortised cost	265,617	49,592	9,081	324,290	608	3,112	3,382	7,102	317,188

Off-balance sheet loan commitments and financial guarantee contracts				334,573				420
Total				658,863				7,522

	Coverage ratio
	Stage 1	Stage 2	Stage 3	Total
As at 01.01.18%		%	%	%
Barclays UK	0.1	5.1	36.2	1.6
Barclays International	1.3	18.4	73.7	8.6
Head Office	0.1	3.9	30.9	4.0
Total Barclays Group retail	0.3	7.8	45.2	2.8
Barclays UK	0.1	2.3	10.4	0.8
Barclays International	0.2	3.1	29.6	1.3
Head Office	-	3.6	78.4	0.7
Total Barclays Group wholesale	0.2	2.9	24.7	1.2
Total loans and advances at amortised cost	0.2	6.3	37.2	2.2

Gross exposure on loans and advances at amortised cost increased by £3.6bn to £327.9bn (1 January 2018: £324.3bn) driven by growth in the UK mortgage portfolio and CIB lending.

The impairment allowance on loans and advances at amortised cost, including off-balance sheet elements of the allowance, decreased by £0.3bn to £7.2bn (1 January 2018: £7.5bn), including single name write-offs within the Barclays International wholesale business.

The increase in gross exposure on loans and advances at amortised cost of £3.6bn can be seen in the increase in Stage 1 gross exposure of £6.5bn, offset by decreases of £2.3bn and £0.6bn respectively in Stages 2 and 3, with a decrease in the impairment allowance to £6.9bn (1 January 2018: £7.1bn).

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

		Stage 2
As at 30.06.18	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	127,940	15,793	1,920	907	18,620	2,521	149,081
Credit cards, unsecured loans and other retail lending	39,933	13,976	718	582	15,276	3,671	58,880
Corporate loans	104,281	12,398	406	584	13,388	2,260	119,929
Total	272,154	42,167	3,044	2,073	47,284	8,452	327,890

Impairment Allowance
Home loans	44	77	16	13	106	334	484
Credit cards, unsecured loans and other retail lending	408	2,069	197	243	2,509	2,462	5,379
Corporate loans	116	313	11	14	338	606	1,060
Total	568	2,459	224	270	2,953	3,402	6,923

Net exposure
Home loans	127,896	15,716	1,904	894	18,514	2,187	148,597
Credit cards, unsecured loans and other retail lending	39,525	11,907	521	339	12,767	1,209	53,501
Corporate loans	104,165	12,085	395	570	13,050	1,654	118,869
Total	271,586	39,708	2,820	1,803	44,331	5,050	320,967

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.5	0.8	1.4	0.6	13.2	0.3
Credit cards, unsecured loans and other retail lending	1.0	14.8	27.4	41.8	16.4	67.1	9.1
Corporate loans	0.1	2.5	2.7	2.4	2.5	26.8	0.9
Total	0.2	5.8	7.4	13.0	6.2	40.3	2.1

As at 01.01.18
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	125,224	17,108	1,612	604	19,324	2,425	146,973
Credit cards, unsecured loans and other retail lending	40,482	13,562	702	502	14,766	3,544	58,792
Corporate loans	99,911	14,534	407	561	15,502	3,112	118,525
Total	265,617	45,204	2,721	1,667	49,592	9,081	324,290

Impairment Allowance
Home loans	38	77	10	13	100	326	464
Credit cards, unsecured loans and other retail lending	441	2,086	203	245	2,534	2,291	5,266
Corporate loans	129	444	22	12	478	765	1,372
Total	608	2,607	235	270	3,112	3,382	7,102

Net exposure
Home loans	125,186	17,031	1,602	591	19,224	2,099	146,509
Credit cards, unsecured loans and other retail lending	40,041	11,476	499	257	12,232	1,253	53,526
Corporate loans	99,782	14,090	385	549	15,024	2,347	117,153
Total	265,009	42,597	2,486	1,397	46,480	5,699	317,188

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.5	0.6	2.2	0.5	13.4	0.3
Credit cards, unsecured loans and other retail lending	1.1	15.4	28.9	48.8	17.2	64.6	9.0
Corporate loans	0.1	3.1	5.4	2.1	3.1	24.6	1.2
Total	0.2	5.8	8.6	16.2	6.3	37.2	2.2

Movement in total impairment allowance and provisions

	Stage 1	Stage 2	Stage 3	Total
	Impairment allowance	Impairment allowance	Impairment allowance	Impairment allowance
	£m	£m	£m	£m
Opening balance as at 01.01.18	741	3,371	3,410	7,522
Movement in impairment				676
New financial assets originated or purchased	202	82	69	353
Changes to impairment allowance including transfers between stages and repayments[1]	(263)	(352)	938	323
Assets derecognised due to write-offs	-	-	(986)	(986)
Closing balance as at 30.06.18	680	3,101	3,431	7,212

Reconciliation of movement to impairment charge/(release) for the period
Movement excluding assets derecognised due to write-offs				676
Recoveries post write-offs				(68)
Exchange and other adjustments[2]				(37)
Impairment charge for the period				571

1 Change to impairment allowance includes the impacts of transfers between stages, changes made to parameters (such as probability of default, exposure at default and loss given default), changes in macroeconomic variables, drawdowns, repayments and other movements.

2 Includes movement in impairment allowance on other assets, cash collateral and settlement balances.